Offerings	Mar. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	10.22
Maximum Aggregate Offering Price	$ 102,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,113.82
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. (b) Represents 10,000,000 shares of common stock available for issuance (or that may become available for issuance) under the Phathom Pharmaceuticals, Inc. 2019 Incentive Award Plan pursuant to its terms. (c) Estimated pursuant to Rules 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Unit is $10.22 which is the average of the high and low prices for the registrant's common stock as reported on The Nasdaq Capital Market on March 24, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	10.22
Maximum Aggregate Offering Price	$ 20,440,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,822.77
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. (b) Represents an additional 2,000,000 shares of common stock available for issuance (or that may become available for issuance) under the Phathom Pharmaceuticals, Inc. 2019 Employee Stock Purchase Plan pursuant to its terms. (c) Estimated pursuant to Rules 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Unit is $10.22 which is the average of the high and low prices for the registrant's common stock as reported on The Nasdaq Capital Market on March 24, 2026.